Exhibit 99.1

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	2/28/2019
Distribution Date:	3/15/2019

This report contains information regarding Scotiabank's Global Registered Covered Bond Program Cover Pool as of the indicated Calculation Date. The composition of the Cover Pool will change as Loans (and their Related Security) are added and removed from the Cover Pool from time to time and, accordingly, the characteristics and performance of the Loans (and their Related Security) in the Cover Pool will vary over time.

This material is for distribution only under such circumstances as may be permitted by applicable law. This material is published solely for informational purposes and this report does not constitute an invitation or recommendation to invest or otherwise deal in, or an offer to sell or the solicitation of an offer to buy or subscribe for, any security. Reliance should not be placed on the information herein when making any decision to buy, hold or sell any security or for any other purpose.

The information set forth below has been obtained and based upon sources believed by Scotiabank to be accurate, however, Scotiabank makes no representation or warranty, express or implied, in relation to the accuracy, completeness or reliability of the information contained herein. Past performance should not be taken as an indication or guarantee of future performance, and no representation or warranty, express or implied, is made regarding future performance. We assume no liability for any errors or any reliance you place on the information provided herein.

THESE COVERED BONDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY CANADA MORTGAGE AND HOUSING CORPORATION (CMHC) NOR HAS CMHC PASSED UPON THE ACCURACY OR ADEQUACY OF THIS REPORT. THE COVERED BONDS ARE NOT INSURED OR GUARANTEED BY CMHC OR THE GOVERNMENT OF CANADA OR ANY OTHER AGENCY THEREOF.

Program Information

Outstanding Covered Bonds	Initial		CAD
Series	Principal Amount	Exchange Rate	Equivalent	Maturity Date	Coupon Rate	Rate Type
SERIES CBL1 - 5 Year Fixed(1)	EUR 1,000,000,000	1.53752	$1,537,520,000	April 2, 2019	1.000%	Fixed
SERIES CBL2 - 5 Year Fixed(1)	USD 1,500,000,000	1.08740	$1,631,100,000	September 11, 2019	2.125%	Fixed
SERIES CBL3 - 7 Year Fixed(1)	EUR 1,500,000,000	1.41400	$2,121,000,000	September 17, 2021	0.750%	Fixed
SERIES CBL6 - 5 Year Floating(1)	AUD 600,000,000	0.97590	$585,540,000	January 21, 2020	3 Mth BBSW + 0.65%	Float
SERIES CBL7 - 5 Year Fixed(1)	USD 1,400,000,000	1.24257	$1,739,600,000	April 14, 2020	1.850%	Fixed
SERIES CBL8 - 5 Year Fixed(1)	EUR 1,250,000,000	1.41000	$1,762,500,000	July 23, 2020	0.50%	Fixed
SERIES CBL10 - 20 Year Fixed(1)	EUR 188,000,000	1.49320	$280,721,600	September 28, 2035	1.637%	Fixed
SERIES CBL13 - 7 Year Fixed(1)	EUR 750,000,000	1.46760	$1,100,700,000	March 10, 2023	0.375%	Fixed
SERIES CBL14 - 5 Year Fixed(1)	USD 2,500,000,000	1.26560	$3,164,000,000	April 26, 2021	1.875%	Fixed
SERIES CBL15 - 5 Year Fixed(1)	GBP 500,000,000	1.71990	$859,950,000	September 14, 2021	0.750%	Fixed
SERIES CBL16 - 5 Year Fixed(1)	USD 1,250,000,000	1.31670	$1,645,875,000	September 20, 2021	1.875%	Fixed
SERIES CBL17 - 5 Year Floating(1)	GBP 550,000,000	1.70590	$938,245,000	September 30, 2021	3 Mth GBP LIBOR + 0.38%	Float
SERIES CBL18 - 5 Year Fixed(1)	EUR 1,250,000,000	1.39830	$1,747,875,000	January 13, 2022	0.125%	Fixed
SERIES CBL19 - 5 Year Floating(1)	GBP 550,000,000	1.69510	$932,305,000	January 10, 2023	3 Mth GBP LIBOR + 0.23%	Float
SERIES CBL20 - 7 Year Fixed(1)	EUR 1,000,000,000	1.51900	$1,519,000,000	January 22, 2025	0.500%	Fixed
SERIES CBL21 - 4.5 Year Fixed(1)	EUR 1,250,000,000	1.59210	$1,990,125,000	September 28, 2022	0.250%	Fixed
SERIES CBL22 - 5 Year Fixed(1)	EUR 1,750,000,000	1.49880	$2,622,900,000	October 23, 2023	0.375%	Fixed
SERIES CBL23 - 7 Year Floating(1)	CHF 475,000,000	1.31486	$624,557,500	November 19, 2025	0.200%	Fixed
SERIES CBL24 - 5 Year Fixed(1)	EUR 1,250,000,000	1.53760	$1,922,000,000	January 11, 2024	0.250%	Fixed

Total Outstanding under the Global Registered Covered Bond Program			$28,725,514,100

OSFI Covered Bond Limit			$41,143,606,193

Series Ratings	Moody's	Fitch	DBRS
CBL1	Aaa	AAA	AAA
CBL2	Aaa	AAA	AAA
CBL3	Aaa	AAA	AAA
CBL6	Aaa	AAA	AAA
CBL7	Aaa	AAA	AAA
CBL8	Aaa	AAA	AAA
CBL10	Aaa	AAA	AAA
CBL13	Aaa	AAA	AAA
CBL14	Aaa	AAA	AAA
CBL15	Aaa	AAA	AAA
CBL16	Aaa	AAA	AAA
CBL17	Aaa	AAA	AAA
CBL18	Aaa	AAA	AAA
CBL19	Aaa	AAA	AAA
CBL20	Aaa	AAA	AAA
CBL21	Aaa	AAA	AAA
CBL22	Aaa	AAA	AAA
CBL23	Aaa	AAA	AAA
CBL24	Aaa	AAA	AAA

Supplementary Information

Parties to Scotiabank Global Registered Covered Bond Program
Issuer	The Bank of Nova Scotia
Guarantor Entity	Scotiabank Covered Bond Guarantor Limited Partnership
Seller, Servicer & Cash Manager	The Bank of Nova Scotia
Interest Rate & Covered Bond Swap Provider	The Bank of Nova Scotia
Bond Trustee and Custodian	Computershare Trust Company of Canada
Covered Pool Monitor	KPMG LLP
Account Bank and GDA Provider	The Bank of Nova Scotia
Standby Account Bank & Standby GDA Provider	Canadian Imperial Bank of Commerce
Paying Agent, Registrar, Exchange Agent, Transfer Agent	The Bank of Nova Scotia, London Branch; for USD, The Bank of Nova Scotia-New York Agency;
for AUD, BTA Institutional Services Australia Limited; for CHF, Credit Suisse AG

(1) An Extended Due for Payment Date twelve-months after the Maturity Date has been specified in the Final Terms of this Series. The coupon rate specified for this Series applies until the Maturity Date following which the floating rate of interest specified in the Final Terms of this Series is payable monthly in arrears from Maturity Date to but excluding the Extended Due For Payment Date.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	2/28/2019
Distribution Date:	3/15/2019

Supplementary Information (continued)
	Moody's	Fitch	DBRS	S&P
Scotiabank's Credit Ratings(1)
Senior Debt	Aa2	AA-	AA	A+
Subordinated Debt that does not contain NVCC(2) provisions	Baa1	A+	A (high)	A-
Subordinated Debt that contains NVCC(2) provisions	Baa1	N/A	A (low)	BBB+
Short-Term Debt	P-1	F1+	R-1 (high)	A-1
Rating Outlook	Stable	Stable	Stable	Stable
Counterparty Risk Assessment	P-1(cr) / Aa2(cr)	N/A	N/A	N/A

Applicable Ratings of Standby Account Bank and Standby GDA Provider
	Moody's	Fitch	DBRS
Short-Term Debt / Senior Debt	P-1 / Aa2	F1+ / AA-	R-1 (high) / AA

Ratings Triggers(3)

If the rating(s) of the Party fall below the stipulated level, the Party is required to be replaced or in the case of the Swap Providers replace itself or obtain a guarantee for its obligations. The stipulated ratings thresholds are:

Role (Current Party)	Moody's	Fitch	DBRS
Account Bank / GDA Provider (Scotiabank)	P-1	F1 and A	R-1 (low) / A
Standby Account Bank / Standby GDA Provider (CIBC)	P-1	F1 and A	R-1 (low) / A
Cash Manager (Scotiabank)	P-2 (cr)	F2	BBB (low)
Servicer (Scotiabank)	Baa3 (cr)	F2 / BBB+	BBB (low)
Interest Rate Swap Provider (Scotiabank)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Covered Bond Swap Provider (Scotiabank)	P-2 (cr) / A3 (cr)	F2 / BBB+	R-2 (middle) / BBB
Paying Agent (Scotiabank)	P-1	F1 and A	N/A

Specific Rating Related Action

The following actions are required if the rating of the Cash Manager (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash Manager is required to direct the Servicer to deposit Revenue Receipts and all Principal Receipts received by the Servicer directly into the GDA Account (or Standby GDA Account) within two Toronto business days.	P-1	F1 and A	R-1 (low) and BBB (low)

The following actions are required if the rating of the Servicer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Servicer is required to transfer monies held in trust for the Guarantor (i) at any time prior to downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, to the Cash Manager and (ii) at any time following a downgrade of the ratings of the Cash Manager by one or more Rating Agencies below the Cash Management Deposit Ratings, directly into the GDA Account (or Standby GDA Account), in each case within two Toronto business days.	P-1 (cr)	F1 and A	BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
(a) Repayment of the Demand Loan	N/A	F2 or BBB+	N/A
(b) Establishment of the Reserve Fund	P-1 (cr)	F1 and A	R-1 (low) and A (low)
(c) Transfer of title to Loans to Guarantor(4)	A3	BBB -	R-1(middle) and BBB (low)

The following actions are required if the rating of the Issuer (Scotiabank) falls below the stipulated rating
	Moody's	Fitch	DBRS
Cash flows will be exchanged under the Swap Agreements except as otherwise provided in the Swap Agreements	Baa1 (long)	BBB+ (long)	BBB (high) (long)

Each Swap Provider is required to replace itself, transfer credit support or obtain a guarantee of its obligations if ratings of such Swap Provider fall below the specified ratings below:
	Moody's	Fitch	DBRS
(a) Interest Rate Swap Provider	P-1 (cr) and A2 (cr)	F1 and A	R-1 (low) and A
(b) Covered Bond Swap Provider	P-1 and A2	F1 and A	R-1 (low) and A

Events of Default

Issuer Event of Default			Nil
Guarantor Event of Default			Nil

(1) Subordinated Debt ratings are not the subject of any ratings related actions or requirements under The Bank of Nova Scotia Global Registered Covered Bond Program.
(2) Non-viability contingent capital (NVCC)
(3) The discretion of the Scotiabank Covered Bond Guarantor Limited Partnership to waive a required action upon a Rating Trigger may be limited by the terms of the Transaction Documents.
(4) The transfer of registered title to the Loans to the Guarantor may be deferred if (A) satisfactory assurances are provided to the Guarantor and the Bond Trustee by The Office of the Superintendent of Financial Institutions or such other supervisory authority having jurisdiction over the Seller permitting registered title to the Loans to remain with the Seller until such time as (i) the Loans are to be sold or otherwise disposed of by the Guarantor or the Bond Trustee in the performance of their respective obligations under the Transaction Documents, or (ii) the Guarantor or the Bond Trustee is required to take actions to enforce or otherwise deal with the Loans, and (B) each of the Rating Agencies has confirmed that it will not withdraw or downgrade its then current ratings of the Covered Bonds as a result of such deferral.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	2/28/2019
Distribution Date:	3/15/2019

Asset Coverage Test (C$)(1)

Outstanding Covered Bonds			$28,725,514,100

A = Lesser of (i) LTV Adjusted Loan Balance and			37,829,243,618		A (i)	39,867,379,075
(ii) Asset Percentage Adjusted Loan Balance					A (ii)	37,829,243,618
B = Principal Receipts up to Calculation Date not otherwise applied			271,175,690		Asset Percentage:	94.8%
C = Cash Capital Contributions and advances under Intercompany Loan			0		Maximum Asset Percentage:	95.0%
D = Substitute Assets			0
E = (i) Reserve Fund balance and			0
(ii) Pre-Maturity Liquidity Ledger balance(2)			0
F = Negative Carry Factor Calculation			433,186,638
Total: A + B + C + D + E - F			37,667,232,670

Asset Coverage Test			PASS

Level of Overcollateralization
Regulatory Minimum Overcollateralization:			103.0%
Level of Overcollateralization(3)			104.7%

Valuation Calculation(1)

Trading Value of Covered Bond(4)			29,631,654,743

A = lesser of (i) Present Value of outstanding loan balance of			39,408,172,869
Performing Eligible Loans(5) and (ii) 80% of Market Value of			-
properties securing Performing Eligible Loans			-
B = Principal Receipts up to Calculation Date not otherwise applied			271,175,690
C = Cash Capital Contributions and advances under Intercompany Loan			-
D = Trading Value of Substitute Assets			-
E = (i) Reserve Fund balance and			-
(ii) Pre-Maturity Liquidity Ledger balance(2)			-
F = Trading Value of Swap Collateral			-
Total: A + B + C + D + E + F			39,679,348,559

Intercompany Loan Balance

Guarantee Loan			30,067,683,004
Demand Loan			10,457,766,439
Total			40,525,449,443

Portfolio Losses(6)

Period End	Write off Amounts		Loss Percentage (annualized)
February 28, 2019	N/A		N/A

Portfolio Flow of Funds

	2/28/2019		1/31/2019
Cash Inflows
Principal Receipts	346,675,413.54		428,632,069.51
Sale of Loans	89,674,626.27		121,622,494.34
Revenue Receipts	99,131,656.37		117,526,274.21
Swap Receipts	-		-
Intercompany Loan Receipts	-		-
Cash Outflows
Swap Payment	-		-
Intercompany Loan Interest	(98,831,844.18)	(7)	(117,239,335.40)	(8)
Purchase of Loans	(33,215,335.49)		(45,650,407.45)
Intercompany Loan Repayment	(403,134,704.32)	(7)	(504,604,156.40)	(8)
Distribution to Partners	-		-
Other Inflows / Outflows(9)	(57.19)		(1,161.93)
Net Inflows/(Outflows)	299,755.00		285,776.88

(1) The indexation methodology used to account for subsequent price developments since the date of the Original Market Value is based on the Teranet - National Bank Regional and Property Type Sub-Indices (TNB RPTSIs). Mortgaged properties are matched to the Teranet data which provides a granular analysis at the local level and, where available, segmented by property type. The data derived by the TNB RPTSIs is based on a repeat sales method, which measures the change in price of certain residential properties within the related area based on at least two sales of each such property over time. Such price change data is then used to formulate the TNB RPTSIs for the related area. The Original Market Value is as of the date it is most recently determined or assessed in accordance with the underwriting policies (whether upon origination or renewal of the Loan or subsequently thereto).

(2) Amounts are required to be credited to the Pre-Maturity Liquidity Ledger in respect of Series of Hard Bullet Covered Bonds in certain circumstances more fully described in the Transaction Documents.

(3) Per Section 4.3.8 of the CMHC Guide, (A) the lesser of (i) the total amount of cover pool collateral and (ii) the amount of cover pool collateral required to collateralize the covered bonds outstanding and ensure the Asset Coverage Test is met, divided by (B) the Canadian dollar equivalent of the principal amount of covered bonds outstanding under the registered covered bond program.

(4) Trading value method is the last selling price as of the Calculation Date of the covered bond.

(5) Present value of expected future cash flows of Loans, calculated using the weighted average current market interest rates offered to Scotiabank clients as at the last day of the month, being 3.6064%.

(6) Scotiabank currently reviews the Loans in its Covered Bond Portfolio, on a periodic basis, to ensure such Loans continue to be Eligible Loans. As a result of a review, a selection of Loans may be sold by the Guarantor to Scotiabank, including Loans that have ceased to be Eligible Loans or Loans that are at least 90 days past due or subject to foreclosure. Sales of Eligible Loans by the Guarantor that are at least 90 days past due or subject to foreclosure is done on a voluntary basis and the Guarantor is under no obligation to continue such sales or notify investors of any discontinuance of such sales. The sale of Loans by the Guarantor that were at least 90 days past due or subject to foreclosure reflected in this Investor Report were immaterial to the Covered Bond Portfolio’s overall performance. Refer to Note 13 of Scotiabank’s Form 40-F for the fiscal year ended October 31, 2018 for details on impaired loans and Scotiabank’s residential mortgage portfolio.

(7) This amount is to be paid out on March 18th, 2019.

(8) This amount was paid out on February 18th, 2019.

(9) Amounts included are inflows net of expenses incurred, such as legal fees, filing fees, and service charges.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	2/28/2019
Distribution Date:	3/15/2019

Portfolio Summary Statistics

Previous Month Ending Balance	$ 40,264,956,582
Current Month Ending Balance(1)	$ 39,860,380,443
Number of Mortgage Loans in Pool	182,130
Average Loan Size	$218,857
Number of Primary Borrowers	158,587
Number of Properties	164,219

Weighted Average Current Indexed LTV of Loans in the Portfolio(2)(4)	52.74%
Weighted Average of Original LTV of Loans in the Portfolio(2)(5)	65.46%
Weighted Average of Authorized LTV of Loans in the Portfolio(3)(5)	74.68%
Weighted Average Seasoning of Loans in the Portfolio	25.78	(Months)
Weighted Average Mortgage Rate of Loans in the Portfolio	3.01%
Weighted Average Original Term of Loans in the Portfolio	55.30	(Months)
Weighted Average Remaining Term of Loans in the Portfolio	29.52	(Months)
Weighted Average Remaining Maturity of Outstanding Covered Bonds	36.19	(Months)

Disclaimer: Due to rounding, numbers presented in the following tables may not add up precisely to the totals provided and percentages may not precisely reflect the absolute figures.

Portfolio Delinquency Distribution(6)

Aging Summary	Number of Loans	Percentage	Principal Balance	Percentage
Current and Less Than 30 Days Past Due	182,040	99.95%	39,838,925,728	99.95%
30 to 59 Days Past Due	71	0.04%	17,623,174	0.04%
60 to 89 Days Past Due	19	0.01%	3,831,542	0.01%
90 to 119 Days Past Due	-	0.00%	-	0.00%
120 or More Days Past Due	-	0.00%	-	0.00%
Total	182,130	100.00%	39,860,380,443	100.00%

Portfolio Provincial Distribution

Province	Number of Loans	Percentage	Principal Balance	Percentage
Alberta	20,029	11.00%	4,719,306,026	11.84%
British Columbia	25,265	13.87%	7,422,022,786	18.62%
Manitoba	3,254	1.79%	477,765,995	1.20%
New Brunswick	4,081	2.24%	415,891,795	1.04%
Newfoundland	4,224	2.32%	607,022,073	1.52%
Northwest Territories	57	0.03%	11,565,004	0.03%
Nova Scotia	6,226	3.42%	805,775,003	2.02%
Nunavut	-	0.00%	-	0.00%
Ontario	94,271	51.76%	21,403,784,959	53.70%
Prince Edward Island	859	0.47%	93,918,421	0.24%
Quebec	18,440	10.12%	2,864,982,297	7.19%
Saskatchewan	5,129	2.82%	981,236,756	2.46%
Yukon	295	0.16%	57,109,329	0.14%
Total	182,130	100.00%	39,860,380,443	100.00%

Portfolio Credit Bureau Score Distribution

FICO® 8 score	Number of Loans	Percentage	Principal Balance	Percentage

Score Unavailable	2,089	1.15%	423,003,106	1.06%
599 or less	1,331	0.73%	269,622,877	0.68%
600 - 650	3,025	1.66%	658,334,448	1.65%
651 - 700	9,853	5.41%	2,184,714,708	5.48%
701 - 750	21,408	11.75%	4,935,282,175	12.38%
751 - 800	32,348	17.76%	7,572,306,249	19.00%
801 and Above	112,076	61.54%	23,817,116,881	59.75%
Total	182,130	100.00%	39,860,380,443	100.00%

(1) Each Loan is payable in Canada only and is denominated in Canadian Dollars.
(2) With respect to STEP Loans, the Current indexed LTV and Original LTV do not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.
(3) With respect to STEP Loans, the Authorized LTV includes amounts drawn or available to be drawn in respect of Other STEP Products and subsequent STEP Loans, which in each case are or will be secured by the same property.
(4) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(5) Appraisal Value, Original Loan Balance, and Authorized Amount are determined or assessed as of the most recent advance in accordance with the underwriting policies (whether upon origination or renewal of the Eligible Loan, or subsequently thereto).
(6) Refer to footnote (6) on page 3 of this Investor Report.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	2/28/2019
Distribution Date:	3/15/2019

Portfolio Rate Type Distribution

Rate Type	Number of Loans	Percentage	Principal Balance	Percentage
Fixed	138,171	75.86%	27,989,975,673	70.22%
Variable	43,959	24.14%	11,870,404,770	29.78%
Total	182,130	100.00%	39,860,380,443	100.00%

Portfolio Mortgage Asset Type Distribution(1)

Mortgage Asset Type	Number of Loans	Percentage	Principal Balance	Percentage
STEP	142,495	78.24%	28,390,053,856	71.22%
Non-STEP	39,635	21.76%	11,470,326,587	28.78%
Total	182,130	100.00%	39,860,380,443	100.00%

Portfolio Occupancy Type Distribution

Occupancy Type	Number of Loans	Percentage	Principal Balance	Percentage
Not Owner Occupied	12,873	7.07%	2,840,483,790	7.13%
Owner Occupied	169,257	92.93%	37,019,896,653	92.87%
Total	182,130	100.00%	39,860,380,443	100.00%

Portfolio Mortgage Rate Distribution

Mortgage Rate (%)	Number of Loans	Percentage	Principal Balance	Percentage
2.4999 and Below	29,149	16.00%	7,131,083,817	17.89%
2.5000 - 2.9999	75,998	41.73%	14,972,150,919	37.56%
3.0000 - 3.4999	42,900	23.55%	9,662,521,026	24.24%
3.5000 - 3.9999	33,113	18.18%	7,937,877,884	19.91%
4.0000 - 4.4999	539	0.30%	86,538,987	0.22%
4.5000 - 4.9999	255	0.14%	40,644,936	0.10%
5.0000 - 5.4999	76	0.04%	8,425,970	0.02%
5.5000 and Above	100	0.05%	21,136,904	0.05%
Total	182,130	100.00%	39,860,380,443	100.00%

Portfolio Current Indexed LTV Distribution(2)(3)(4)

Current LTV (%)	Number of Loans	Percentage	Principal Balance	Percentage
20.00 and Below	18,453	10.13%	1,404,681,128	3.52%
20.01-25.00	7,434	4.08%	1,003,831,958	2.52%
25.01-30.00	8,573	4.71%	1,388,374,158	3.48%
30.01-35.00	10,985	6.03%	2,048,094,070	5.14%
35.01-40.00	13,346	7.33%	2,795,417,969	7.01%
40.01-45.00	15,664	8.60%	3,518,236,598	8.83%
45.01-50.00	17,993	9.88%	4,263,825,204	10.70%
50.01-55.00	19,220	10.55%	4,696,885,106	11.78%
55.01-60.00	17,808	9.78%	4,571,948,904	11.47%
60.01-65.00	15,782	8.67%	4,166,893,764	10.45%
65.01-70.00	14,182	7.79%	3,693,642,071	9.27%
70.01-75.00	11,755	6.45%	3,117,317,474	7.82%
75.01-80.00	8,508	4.67%	2,448,265,603	6.14%
80.01-90.00	2,199	1.21%	662,809,945	1.66%
90.01-100.00	206	0.11%	76,644,059	0.19%
Over 100.00	22	0.01%	3,512,431	0.01%
Total	182,130	100.00%	39,860,380,443	100.00%

(1) All loans included in the STEP and Non-STEP programs are amortizing.
(2) With respect to STEP Loans, the Current indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.
(4) The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	2/28/2019
Distribution Date:	3/15/2019

Portfolio Remaining Term Distribution

Remaining Term (Months)	Number of Loans	Percentage	Principal Balance	Percentage
Less than 12.00	22,643	12.43%	3,817,695,053	9.58%
12.00 - 23.99	49,100	26.96%	9,371,549,163	23.51%
24.00 - 35.99	62,732	34.44%	14,376,356,873	36.07%
36.00 - 41.99	20,122	11.05%	5,112,837,488	12.83%
42.00 - 47.99	12,125	6.66%	3,108,082,268	7.80%
48.00 - 53.99	9,127	5.01%	2,562,236,239	6.43%
54.00 - 59.99	5,366	2.95%	1,335,410,879	3.35%
60.00 - 65.99	724	0.40%	141,090,359	0.35%
66.00 - 71.99	35	0.02%	6,951,373	0.02%
72.00 and Above	156	0.09%	28,170,748	0.07%
Total	182,130	100.00%	39,860,380,443	100.00%

Portfolio Remaining Principal Balance Distribution

Remaining Principal Balance ($)	Number of Loans	Percentage	Principal Balance	Percentage
99,999 and Below	47,011	25.81%	2,806,012,629	7.04%
100,000 - 149,999	29,284	16.08%	3,663,955,407	9.19%
150,000 - 199,999	26,657	14.64%	4,645,630,431	11.65%
200,000 - 249,999	21,440	11.77%	4,807,540,538	12.06%
250,000 - 299,999	16,457	9.04%	4,504,707,038	11.30%
300,000 - 349,999	11,253	6.18%	3,643,714,778	9.14%
350,000 - 399,999	7,996	4.39%	2,986,368,689	7.49%
400,000 - 449,999	5,442	2.99%	2,306,705,718	5.79%
450,000 - 499,999	4,196	2.30%	1,987,756,853	4.99%
500,000 - 549,999	3,011	1.65%	1,578,100,731	3.96%
550,000 - 599,999	2,299	1.26%	1,319,298,751	3.31%
600,000 - 649,999	1,702	0.93%	1,061,393,806	2.66%
650,000 - 699,999	1,236	0.68%	832,803,654	2.09%
700,000 - 749,999	928	0.51%	671,039,887	1.68%
750,000 - 799,999	702	0.39%	543,895,614	1.36%
800,000 - 849,999	550	0.30%	453,420,080	1.14%
850,000 - 899,999	436	0.24%	381,321,162	0.96%
900,000 - 949,999	375	0.21%	346,328,959	0.87%
950,000 - 999,999	249	0.14%	242,837,269	0.61%
1,000,000 or Greater	906	0.50%	1,077,548,451	2.70%
Total	182,130	100.00%	39,860,380,443	100.00%

Portfolio Property Type Distribution

Property Type	Number of Loans	Percentage	Principal Balance	Percentage
Condo	29,757	16.34%	6,056,335,015	15.19%
Single Family	145,602	79.94%	32,224,312,018	80.84%
Multi Family	6,047	3.32%	1,434,926,040	3.60%
Other	724	0.40%	144,807,371	0.36%
Total	182,130	100.00%	39,860,380,443	100.00%

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	2/28/2019
Distribution Date:	3/15/2019

Portfolio Current Indexed LTV and Delinquency Distribution by Province(1)
Current LTV (%)(2)(3)(5)
Province	Delinquency	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total(4)
Alberta	All	69,086,366	49,309,930	63,481,509	91,570,837	120,687,571	138,770,181	204,892,887	267,740,130	376,425,401	456,771,665	553,337,195	955,158,011	1,025,660,038	321,643,746	24,770,559	-	4,719,306,026	11.84%
	Current and Less Than 30 Days Past Due	69,034,972	49,309,930	63,481,509	91,570,837	120,687,571	138,770,181	204,892,887	267,120,418	376,425,401	456,771,665	553,337,195	954,288,537	1,024,216,187	321,343,458	24,770,559	-	4,716,021,307	99.93%
	30 to 59 Days Past Due	51,394	-	-	-	-	-	-	619,713	-	-	-	598,250	1,098,991	300,288	-	-	2,668,636	0.06%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	271,223	344,860	-	-	-	616,083	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
British Columbia	All	356,456,534	234,272,100	347,789,313	501,991,728	714,218,535	875,926,532	922,121,548	853,968,676	805,235,048	729,380,516	482,766,706	298,869,108	188,139,644	107,137,987	3,310,119	438,694	7,422,022,786	18.62%
	Current and Less Than 30 Days Past Due	356,149,738	234,272,100	347,789,313	501,991,728	713,559,005	874,553,281	921,504,751	853,534,252	803,406,541	729,178,832	482,766,706	298,869,108	188,139,644	107,137,987	3,310,119	438,694	7,416,601,799	99.93%
	30 to 59 Days Past Due	306,796	-	-	-	659,530	906,663	418,350	-	1,828,507	201,684	-	-	-	-	-	-	4,321,530	0.06%
	60 to 89 Days Past Due	-	-	-	-	-	466,588	198,446	434,423	-	-	-	-	-	-	-	-	1,099,458	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Manitoba	All	8,609,447	7,110,626	9,915,003	12,296,297	19,569,478	30,172,315	31,259,345	48,147,582	59,149,986	68,754,527	72,384,018	82,948,926	25,992,086	867,012	589,347	-	477,765,995	1.20%
	Current and Less Than 30 Days Past Due	8,609,447	7,110,626	9,915,003	12,296,297	19,569,478	30,172,315	31,259,345	48,147,582	59,149,986	68,754,527	72,184,547	82,948,926	25,992,086	867,012	589,347	-	477,566,524	99.96%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	199,472	-	-	-	-	-	199,472	0.04%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
New Brunswick	All	11,001,608	8,770,339	8,935,230	17,596,221	26,168,585	37,482,940	54,290,667	87,620,690	72,956,542	45,582,200	29,071,870	8,509,984	7,768,483	-	136,437	-	415,891,795	1.04%
	Current and Less Than 30 Days Past Due	11,001,608	8,770,339	8,935,230	17,596,221	26,025,507	37,482,940	54,290,667	87,552,698	72,956,542	45,582,200	29,071,870	8,509,984	7,768,483	-	136,437	-	415,680,726	99.95%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	67,992	-	-	-	-	-	-	-	-	67,992	0.02%
	60 to 89 Days Past Due	-	-	-	-	143,077	-	-	-	-	-	-	-	-	-	-	-	143,077	0.03%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Newfoundland	All	6,139,789	4,598,236	6,723,341	9,105,351	11,235,866	22,095,483	24,739,932	37,554,209	41,060,289	60,757,059	77,890,779	147,866,035	149,838,780	7,416,925	-	-	607,022,073	1.52%
	Current and Less Than 30 Days Past Due	6,139,789	4,598,236	6,723,341	9,105,351	11,184,565	21,909,628	24,739,932	37,554,209	41,060,289	60,527,796	77,612,528	147,778,743	149,711,512	7,416,925	-	-	606,062,842	99.84%
	30 to 59 Days Past Due	-	-	-	-	-	185,855	-	-	-	229,263	278,252	87,292	127,268	-	-	-	907,930	0.15%
	60 to 89 Days Past Due	-	-	-	-	51,301	-	-	-	-	-	-	-	-	-	-	-	51,301	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Northwest Territories	All	540,915	76,645	416,584	203,665	978,222	1,223,701	1,058,664	2,246,380	1,351,037	1,349,439	1,655,835	237,060	226,856	-	-	-	11,565,004	0.03%
	Current and Less Than 30 Days Past Due	540,915	76,645	416,584	203,665	978,222	1,223,701	1,058,664	2,246,380	1,351,037	1,349,439	1,655,835	237,060	226,856	-	-	-	11,565,004	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nova Scotia	All	16,199,655	11,954,572	16,460,311	21,950,263	32,820,709	47,868,033	66,173,141	103,009,386	97,426,521	103,594,874	137,926,511	116,549,314	31,664,214	1,766,654	410,846	-	805,775,003	2.02%
	Current and Less Than 30 Days Past Due	16,199,655	11,954,572	16,460,311	21,950,263	32,820,709	47,868,033	66,081,953	102,825,091	97,426,521	103,474,149	137,926,511	116,549,314	31,664,214	1,766,654	410,846	-	805,378,794	99.95%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	184,295	-	-	-	-	-	-	-	-	184,295	0.02%
	60 to 89 Days Past Due	-	-	-	-	-	-	91,188	-	-	120,726	-	-	-	-	-	-	211,913	0.03%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Nunavut	All	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	Current and Less Than 30 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Ontario	All	844,978,798	619,241,002	840,110,404	1,257,610,850	1,693,987,172	2,127,854,026	2,625,375,733	2,807,766,335	2,557,137,886	2,162,674,953	1,714,000,984	1,037,647,273	855,642,319	212,049,311	45,106,914	2,600,998	21,403,784,959	53.70%
	Current and Less Than 30 Days Past Due	844,959,558	619,185,977	839,928,092	1,257,030,233	1,693,642,471	2,127,502,616	2,624,208,538	2,806,070,360	2,554,953,119	2,162,370,415	1,712,977,620	1,036,970,335	855,642,319	212,049,311	45,106,914	2,600,998	21,395,198,877	99.96%
	30 to 59 Days Past Due	19,240	55,025	182,311	580,617	170,315	351,410	517,494	1,509,932	1,937,176	126,566	1,023,364	676,938	-	-	-	-	7,150,388	0.03%
	60 to 89 Days Past Due	-	-	-	-	174,387	-	649,701	186,042	247,592	177,972	-	-	-	-	-	-	1,435,694	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Prince Edward Island	All	3,167,678	2,004,411	2,032,172	3,720,967	6,044,483	8,943,502	13,953,134	19,638,411	13,943,319	8,653,847	6,907,670	2,385,624	2,523,205	-	-	-	93,918,421	0.24%
	Current and Less Than 30 Days Past Due	3,167,678	2,004,411	2,032,172	3,720,967	6,044,483	8,943,502	13,953,134	19,638,411	13,943,319	8,653,847	6,907,670	2,385,624	2,523,205	-	-	-	93,918,421	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Quebec	All	67,418,513	50,458,819	68,393,880	99,974,508	118,117,508	158,400,556	214,976,004	266,756,360	337,161,946	407,171,890	514,392,073	418,450,255	129,299,361	11,637,041	1,900,841	472,740	2,864,982,297	7.19%
	Current and Less Than 30 Days Past Due	67,418,513	50,301,342	68,393,880	99,974,508	118,117,508	158,400,556	214,842,748	266,756,360	337,036,308	406,986,704	514,392,073	417,736,272	129,299,361	11,637,041	1,900,841	472,740	2,863,666,757	99.95%
	30 to 59 Days Past Due	-	157,477	-	-	-	-	133,256	-	125,638	185,186	-	713,983	-	-	-	-	1,315,540	0.05%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Saskatchewan	All	19,378,025	14,709,725	22,046,168	29,479,038	48,009,194	64,049,741	97,161,549	192,861,147	203,615,900	117,273,597	96,668,956	47,484,730	28,207,715	291,270	-	-	981,236,756	2.46%
	Current and Less Than 30 Days Past Due	19,350,405	14,709,725	22,046,168	29,479,038	48,009,194	63,946,927	97,161,549	192,524,464	203,156,740	117,118,468	96,668,956	47,484,730	28,207,715	291,270	-	-	980,155,349	99.89%
	30 to 59 Days Past Due	27,620	-	-	-	-	102,815	-	336,683	185,145	155,129	-	-	-	-	-	-	807,391	0.08%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	274,015	-	-	-	-	-	-	-	274,015	0.03%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Yukon	All	1,703,802	1,325,553	2,070,245	2,594,345	3,580,646	5,449,588	7,822,601	9,575,799	6,485,029	4,929,197	6,639,474	1,211,154	3,302,903	-	418,995	-	57,109,329	0.14%
	Current and Less Than 30 Days Past Due	1,703,802	1,325,553	2,070,245	2,594,345	3,580,646	5,449,588	7,822,601	9,575,799	6,485,029	4,929,197	6,639,474	1,211,154	3,302,903	-	418,995	-	57,109,329	100.00%
	30 to 59 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	60 to 89 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
Total	All	1,404,681,128	1,003,831,958	1,388,374,158	2,048,094,070	2,795,417,969	3,518,236,598	4,263,825,204	4,696,885,106	4,571,948,904	4,166,893,764	3,693,642,071	3,117,317,474	2,448,265,603	662,809,945	76,644,059	3,512,431	39,860,380,443	100.00%
	Current and Less Than 30 Days Past Due	1,404,276,079	1,003,619,455	1,388,191,847	2,047,513,453	2,794,219,360	3,516,223,267	4,261,816,769	4,693,546,026	4,567,350,831	4,165,697,237	3,692,140,984	3,114,969,788	2,446,694,485	662,509,657	76,644,059	3,512,431	39,838,925,728	99.95%
	30 to 59 Days Past Due	405,049	212,503	182,311	580,617	829,845	1,546,743	1,069,100	2,718,615	4,076,466	897,829	1,501,087	2,076,463	1,226,259	300,288	-	-	17,623,174	0.04%
	60 to 89 Days Past Due	-	-	-	-	368,765	466,588	939,335	620,466	521,607	298,698	-	271,223	344,860	-	-	-	3,831,542	0.01%
	90 to 119 Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%
	120 or More Days Past Due	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	-	0.00%

(1) Refer to footnote (6) on page 3 of this Investor Report.

(2) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(3) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(4) Percentage Total for "All" Loans is calculated as a percentage of total Loans in the Portfolio while the Percentage Total for each other delinquency measure is calculated as a percentage of Loans within the associated province.

(5)The methodology used in this table aggregates STEP Loans secured by the same property.

Scotiabank Global Registered Covered Bond Program Monthly Investor Report
Calculation Date:	2/28/2019
Distribution Date:	3/15/2019

Portfolio Current Indexed LTV Distribution by FICO® 8 score

Current LTV (%)(1)(2)(3)
Credit Bureau Score(4)	20.00 and Below	20.01-25.00	25.01-30.00	30.01-35.00	35.01-40.00	40.01-45.00	45.01-50.00	50.01-55.00	55.01-60.00	60.01-65.00	65.01-70.00	70.01-75.00	75.01-80.00	80.01-90.00	90.01-100.00	100.01 and Above	Total	Percentage Total
Score Unavailable	21,689,483	16,546,206	22,552,961	32,293,948	30,957,106	32,957,891	35,393,907	38,886,339	42,139,841	37,611,064	41,769,351	33,661,537	29,603,487	6,285,528	654,456	-	423,003,106	1.06%
<=599	4,669,975	3,251,296	8,086,835	12,178,046	20,657,865	27,265,557	23,633,789	37,504,037	29,854,148	35,809,348	24,098,385	23,540,963	15,683,124	3,389,510	-	-	269,622,877	0.68%
600-650	11,025,056	13,096,531	13,504,006	24,782,610	43,120,741	52,195,959	61,837,083	84,608,286	83,103,140	74,808,592	73,976,008	53,258,317	53,777,268	13,953,836	1,287,017	-	658,334,448	1.65%
651-700	39,141,516	26,707,386	52,006,588	81,139,771	137,365,116	170,200,380	216,401,062	271,293,487	272,186,592	245,846,265	245,710,111	204,508,926	170,481,724	43,238,754	8,435,055	51,973	2,184,714,708	5.48%
701-750	105,528,290	90,209,346	126,389,259	200,845,805	293,956,398	366,010,880	513,021,060	555,430,965	549,736,543	548,669,184	531,408,163	507,263,756	430,274,738	101,105,369	14,618,783	813,636	4,935,282,175	12.38%
751-800	184,328,241	143,392,071	212,950,481	328,380,539	456,523,531	641,965,763	766,466,158	874,183,312	870,084,707	842,614,303	802,155,666	686,443,900	579,687,019	165,033,764	16,781,675	1,315,120	7,572,306,249	19.00%
>800	1,038,298,567	710,629,123	952,884,029	1,368,473,351	1,812,837,212	2,227,640,167	2,647,072,145	2,834,978,681	2,724,843,933	2,381,535,008	1,974,524,386	1,608,640,076	1,168,758,243	329,803,185	34,867,072	1,331,703	23,817,116,881	59.75%
Total	1,404,681,128	1,003,831,958	1,388,374,158	2,048,094,070	2,795,417,969	3,518,236,598	4,263,825,204	4,696,885,106	4,571,948,904	4,166,893,764	3,693,642,071	3,117,317,474	2,448,265,603	662,809,945	76,644,059	3,512,431	39,860,380,443	100.00%

 (1) With respect to STEP Loans, the Current Indexed LTV does not include amounts drawn in respect of (i) Other STEP Products, or (ii) Additional STEP Loans which are not yet included in the cover pool, which in each case are secured by the same property.

(2) The indexation methodology as described in footnote (1) on page 3 of this Investor Report.

(3) The methodology used in this table aggregates STEP Loans secured by the same property.